Retirement Benefit Obligations - Summary of Composition of Net Pension Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	€ (336)	€ (329)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(119)	(113)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	3	(17)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(160)	(162)
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	€ (60)	€ (37)